Share-Based Compensation - Schedule of Restricted Stock Activity (Details) - shares	12 Months Ended
	Jul. 31, 2019	Jul. 31, 2018
Share-based Payment Arrangement [Abstract]
Outstanding, Beginning balance	1,525,000	2,035,000
Granted	725,000	750,000
Vested	(206,250)	(375,000)
Forfeited	(131,250)	(885,000)
Outstanding, Ending balance	1,912,500	1,525,000